Net revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Net revenue

27	Net revenue

	2025	2024	2023

Net sales and services revenue	70,717	77,411	70,569

Revenue from sales of products is recognized when the control of assets is transferred to the customer for an amount that reflects the consideration to which the Company expects to be entitled in exchange of these assets. The performance obligations are met at a specific moment in time. The Company does not make sales with continued management involvement. Most of the Company’s sales are made to industrial customers and, in a lower volume, to resellers.

The specific moment when the Company satisfies a performance obligation by transferring a promised good or service to the client is determined as follows:

(i) for contracts under which the Company is responsible for the freight and insurance, the legal right and the risks and benefits are transferred to the client when the goods are delivered at the destination established in the contract;

(ii) for agreements under which the freight and insurance are a responsibility of the client, risks and benefits are transferred when the products are delivered to the client’s carrier; and

(iii) for contracts under which product delivery involves the use of pipelines, especially basic petrochemicals, the risks and benefits are transferred immediately after the Company’s official markers, which is the point of delivery of the products and transfer of their ownership.

(a) Net revenue by country

	2025	2024	2023
Brazil	42,789	44,300	40,216
Domestic Market	42,789	44,300	40,216
United States	10,848	13,235	12,429
Americas (except United States)	7,892	8,655	7,821
Europe	6,481	7,121	6,718
Asia	2,142	2,692	3,198
Others	565	1,408	187
Foreign market	27,928	33,111	30,354

Net sales and services revenue	70,717	77,411	70,569

(b) Net revenue by product

	2025	2024	2023

Polyethylene /Polypropylene	47,450	50,361	44,295
Tertiary-Butyl Ethyl Ether/Gasoline	5,471	5,988	5,863
Benzene/Toluene/Xylene	3,978	4,966	4,435
Ethylene, Propylene	4,637	4,793	4,309
polyvinyl chloride/Caustic Soda	3,202	3,433	3,721
Others	2,653	2,744	3,925
Butadiene	1,696	1,940	1,211
Cumene	955	1,332	1,126
Solvents	543	619	638
Naphtha, condensate and other resales	132	1,235	1,046
	70,717	77,411	70,569

(c) Main clients

The Company does not have any revenue arising from transactions with only one client that is equal to or higher than 10% of its total net revenue. In 2025, the most significant revenue from a single client amounts to approximately 2.7% of total net revenues of the Company and refers to the sale of resins.